Related-Party Transactions (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 30, 2014	Jun. 30, 2014	Aug. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Related Party Transaction [Line Items]
Revenue from related party				$ 224	$ 225	$ 460	$ 465	$ 971	$ 967	$ 962
Interest income									16
Amounts received under the note receivable									20
Administrative and services costs								32	30	32
Shared facilities expense								4	4	5
Delivery fee surcharges								17	16	16
Letter of credit									9
TCEH [Member]
Related Party Transaction [Line Items]
Revenue from related party				1	1	1	1
Electricity delivery fee revenues				224	225	460	465
Note receivable from related party			$ 159
Delivery fee surcharges				4	4	8	8
Letter of credit				9		9		9
EFH Corp [Member]
Related Party Transaction [Line Items]
Revenue from related party								2	$ 2	2
Cash income tax refund 2007 audit											$ 45
Cash income tax refund 2003 to 2006 audit								$ 11
Cash income tax refund 2008 to 2009 audit				8		8
Noncurrent liability related to taxes				4		4
Amounts receivable from members under tax agreement				4		4
Amount received from sale of note to related party			$ 159
Increase (decrease) in membership interest										$ (2)
Administrative and services costs				4	7	9	15
Shared facilities expense				1	1	2	2
Reimbursement payment amount	$ 1	$ 1
Maximum [Member] | EFH Corp [Member]
Related Party Transaction [Line Items]
Shared facilities payments received				$ 1	$ 1	$ 1	$ 1